SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

On May 11, 2022, an affiliate of the Sponsor agreed to loan the Company up to $300,000 to cover ongoing expenses of the Company pursuant to a promissory note. The promissory note does not bear interest and will mature upon closing of an initial Business Combination. In the event that a Business Combination does not close prior to January 13, 2023, the promissory note shall be deemed to be terminated and no amounts will thereafter be due under the promissory note. The principal balance may not be prepaid without the consent of the lender. The promissory note is convertible, at the lender’s discretion, into warrants of the Company at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. The promissory note contains customary events of default, including, among others, those relating to the Company’s failure to make a payment of principal when due and to perform any other obligations that is not timely cured after written notice of such default from the sponsor.

The Company evaluated subsequent events and transactions that occurred up to the date condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date condensed consolidated financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.